Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurements Recurring [Member] - Money Market Funds [Member] - USD ($)
	Sep. 30, 2015	Dec. 31, 2014
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Money market funds (included in cash and cash equivalents)	$ 212,159,198	$ 74,025,841
Significant other observable inputs (Level 2) [Member]
Assets:
Money market funds (included in cash and cash equivalents)	0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Money market funds (included in cash and cash equivalents)	$ 0	$ 0